Inventories	9 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
Inventories

Note 4 – Inventories

Inventories, consisting solely of finished goods, totaled $1,453,042 and $0 as of September 30, 2024 and December 31, 2023, respectively. In addition, the Company had prepaid deposits for inventory totaling $1,140,511 and $0 as of September 30, 2024 and December 31, 2023, respectively.